Please file this Prospectus Supplement with your records.


                            STRONG MONEY MARKET FUNDS
                                 Investor Class

                   STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
                           STRONG HERITAGE MONEY FUND
                            STRONG MONEY MARKET FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG TAX-FREE MONEY FUND

        Supplement to the Prospectus dated March 1, 2004, as supplemented on
                                   March 1, 2004

                          STRONG ULTRA SHORT-TERM FUNDS
                                 Investor Class

                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                          STRONG ULTRA SHORT-TERM FUNDS
                                  Advisor Class

                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                          STRONG ULTRA SHORT-TERM FUNDS
                               Institutional Class

                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND

               Supplement to the Prospectuses dated March 1, 2004

Strong Florida Municipal Money Market Fund
Strong Municipal Money Market Fund
Strong Tax-Free Money Fund
Effective immediately, Duane McAllister and Wendy Casetta are the Portfolio Co-Managers of the Strong Florida Municipal Money Market Fund, the Strong Municipal Money Market Fund, and the Strong Tax-Free Money Fund. Their biographies can be found below.

         Duane A. McAllister, CFA co-manages the Florida Municipal Money Market Fund, the Municipal Money Market Fund, and the Tax-Free Money Fund. Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the Funds since April 2004. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.

         Wendy Casetta co-manages the Florida Municipal Money Market Fund, Municipal Money Market Fund, and Tax-Free Money Fund. Ms. Casetta joined Strong in June 1998 as a senior risk management/legal compliance analyst, and has co-managed the Funds since April 2004. From June 2000 to April 2004, she was a municipal research analyst. Ms. Casetta received her bachelor's degree in finance from the University of Wisconsin - Oshkosh in 1993 and her master's of business administration degree from the University of North Florida - Jacksonville in 1998.


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Strong Ultra Short-Term Income Fund
Effective immediately, Jay N. Mueller and Thomas M. Price are the Portfolio Co-Managers of the Strong Ultra Short-Term Income Fund. Mr. Mueller's biography can be found below. Mr. Price's biography can be found on page 11 in each of the Fund prospectuses.

         Jay N. Mueller, CFA co-manages the Ultra Short-Term Income Fund and has earned the right to use the Chartered Financial Analyst designation. He joined Strong as a Portfolio Manager in September 1991 and became the Director of Fixed Income for Strong in July 2002. He has co-managed the Fund since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.


            The date of this Prospectus Supplement is April 21, 2004.






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